Leases - Schedule of Future Minimum Rental Payments for Operating Leases (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Leases [Abstract]
2022	$ 3,015
2023	2,165
2024	1,878
2025	1,116
2026	965
Thereafter	555
Total lease payments	$ 9,694